Summary of Significant Accounting Policies - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Goodwill and Intangible Assets [Roll Forward]
Goodwill, beginning of period	$ 291,503	$ 260,277
Goodwill, additions	0	31,226
Goodwill, end of period	291,503	291,503
Intangible assets. amortization	(3,551)	(3,675)
Goodwill and intangible assets, beginning of period	302,909	264,318
Goodwill and intangible assets, additions	0	42,266
Goodwill and intangible assets, end of period	299,358	302,909
Core Deposit [Member]
Goodwill and Intangible Assets [Roll Forward]
Intangible assets, beginning of period	11,406	4,041
Intangible assets, additions	0	11,040
Intangible assets. amortization	(3,551)	(3,675)
Intangible assets, end of period	7,855	$ 11,406
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	2,314
2017	1,607
2018	1,208
2019	1,254
2020	$ 1,254